                        LIMITED MATURITY BOND PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST

                                 ANNUAL REPORT
                               DECEMBER 31, 1997

                                                                    NBAMT0231297

PORTFOLIO MANAGERS' COMMENTARY
Neuberger&Berman Advisers Management Trust                     December 31, 1997
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Portfolio
   AMT LIMITED MATURITY BOND PORTFOLIO IS CO-MANAGED BY THEODORE P. GIULIANO AND TOM WOLFE. THEY EMPLOY THREE BASIC STRATEGIES TO ADD VALUE TO THE FIXED INCOME INVESTMENT PROCESS. THE FIRST IS ACTIVE TREND-FOLLOWING DURATION MANAGEMENT -- LENGTHENING PORTFOLIO DURATION AS INTEREST RATES DECLINE TO ENHANCE PORTFOLIO YIELD, AND SHORTENING DURATION AS INTEREST RATES RISE TO MINIMIZE PRICE EROSION. SECONDLY, THEY FOCUS ON THOSE SECTORS WITHIN THE BROAD FIXED INCOME MARKET THAT THEY BELIEVE HAVE THE BEST RISK ADJUSTED RETURN POTENTIAL. FINALLY, THE PORTFOLIO MANAGEMENT TEAM ANALYZES ISSUERS' MANAGEMENT QUALITY, PRODUCTS AND PRODUCT CYCLES, BALANCE SHEETS AND INCOME STATEMENTS TO IDENTIFY BONDS WITH REALISTIC PROSPECTS FOR CREDIT UPGRADES AND TO AVOID THOSE THAT MAY NOT DESERVE THEIR CURRENT CREDIT QUALITY RATINGS.
   In 1997, bonds benefited from low inflation and reduced inflationary expectations, benign monetary and fiscal policies, and favorable supply/demand factors in the fixed income marketplace. Let's begin with inflation. The notion that a strong economy leads to a pick-up in inflation was called into question. With this historically unprecedented economic expansion, many economists and market observers predicted that a rise in inflation in 1997 was inevitable. It didn't happen. Inflation remained at 3% or lower and the Federal Reserve, which would have normally tightened credit at this stage of the business cycle, remained justifiably quiescent. As we write, investors now seem to believe the Fed's next adjustment of short-term rates will be down -- a 180 degree shift from consensus expectations earlier in 1997.
   In 1997, we also saw increasing evidence that the federal budget deficit was shrinking substantially. In fact, some economists are now forecasting a budget surplus within the next several years. This would be the first budget surplus in over three decades. The decline in the budget deficit, accompanied by reduced issuance of government bonds, seemed to convince a growing number of investors here and overseas that the United States' fiscal house is in order.
   The Treasury Department's funding policy, highlighted by its desire to sell more floating rate debt (the new Treasury Inflation Protection Securities or "TIPS") and fewer fixed-rate securities, helped create a "scarcity" value for traditional fixed rate securities. In fourth quarter 1997, extreme volatility in the U.S. equity market sent investors scurrying to the relative safety of bonds, and economic upheaval in Asia helped attract even more foreign investors to the U.S. bond market. Strong demand and limited supply, particularly in the U.S. Treasuries market, helped fuel the strong bond rally at the close of the year.
   Our sector allocation did not change dramatically throughout the year. We favored the corporate sector, which offered a material yield advantage to Treasuries. Our high-yield investments (approximately 10% of the portfolio) performed well. So well, in fact, that we took some profits in high-yield bonds that had become fully valued, and replaced them with more opportunistically priced high-yield securities.
   One of our most successful strategies in 1997 was something we didn't do -- namely invest in Southeast Asia. While the Portfolio is permitted to buy U.S. dollar-denominated bonds of foreign issuers, we are very careful in our credit analysis. In recent years countries such as Thailand, Korea, Malaysia and Indonesia have been major issuers of dollar-denominated debt in the U.S. bond market. All of these countries had strong investment grade ratings from the major rating agencies and powerful sponsorship from the key Wall Street underwriters. We took a hard look at these offerings and our analysis showed these bonds to have below investment grade risk characteristics with huge downside risk if the supply of external capital dried up. Our concerns were confirmed when currency turmoil, which began in July and accelerated through year end 1997, overwhelmed these countries and sent bonds plummeting.

   In the corporate sector, we modestly increased our exposure to utility company bonds, which until quite recently, have been out of favor with the credit rating agencies and investors due to concerns about the deregulation of the industry. The dust is now settling and we are seeing evidence that the financially strong and well managed utilities companies can survive and prosper in this new environment. In addition, regulators thus far appear disposed to protecting bond holders during this transition period.
   In closing, we are gratified by the Portfolio's performance in 1997. Can we expect an equally gratifying year in 1998? The fundamental outlook for bonds remains appealing. Inflation remains low and disinflationary forces resulting from Asian economic turmoil should help keep the lid on inflation for the foreseeable future. We believe fiscal and monetary policy should continue to be benign. However, much if not all of this good news may already be baked into bond prices. So, we doubt 1998 bond returns will be as robust as they were in 1997. This does not mean bonds aren't still an important ingredient in a diversified investment portfolio. Yield and relative safety of principal are always attractive in their own right. They may be even more attractive if we continue to see extreme volatility in equities markets here and overseas.

Sincerely,

    [SIGNATURE]                           [SIGNATURE]

Theodore P. Giuliano and Thomas Wolfe
PORTFOLIO CO-MANAGERS

The composition, industries and holdings of the Portfolio are subject to change. The Portfolio is invested in a wide array of securities and no single holding makes up more than a small fraction of its total assets.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman Advisers Management Trust                     December 31, 1997
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Average Annual Total Return (1)
                                       Limited Maturity  Merrill Lynch 1-3 Year
                                         Bond Portfolio      Treasury Index (2)
1 Year                                           +6.74%                  +6.66%
5 Year                                           +5.63%                  +5.67%
10 Year                                          +7.07%                  +7.29%
Life of Fund                                     +8.16%                  +8.30%
                                 Merrill Lynch 1-3 Year        Limited Maturity
                                         Treasury Index          Bond Portfolio
1987                                            $10,000                 $10,000
1988                                            $10,623                 $10,717
1989                                            $11,777                 $11,871
1990                                            $12,923                 $12,859
1991                                            $14,432                 $14,318
1992                                            $15,341                 $15,059
1993                                            $16,171                 $16,057
1994                                            $16,263                 $16,032
1995                                            $18,052                 $17,785
1996                                            $18,951                 $18,551
1997                                            $20,212                 $19,802

   The inception date of Neuberger&Berman Advisers Management Trust Limited Maturity Bond Portfolio-SM-(the "Fund") is 9/10/84.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not guarantee future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 and 3 years. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc.-Registered Trademark- and include reinvestment of all dividends and capital gain distributions. The Series invests in many securities not included in the above-described index.

Performance data are historical and include changes in share price and reinvestment of dividends and capital gain distributions. Performance numbers are net of all Fund operating expenses, but do not include any insurance charges or other expenses imposed by your insurance company's variable annuity or variable life insurance policy. If this performance information included the effect of the insurance charges and other expenses, performance numbers would be lower.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                                        December 31,
                                                                            1997
                                                                        ------------
ASSETS
      Investment in Series, at value (Note A)                           $250,657,730
      Receivable for Trust shares sold                                      653,439
                                                                        ------------
                                                                        251,311,169
                                                                        ------------
LIABILITIES
      Payable to administrator (Note B)                                      85,772
      Payable for Trust shares redeemed                                      71,950
      Accrued expenses                                                       41,706
                                                                        ------------
                                                                            199,428
                                                                        ------------
NET ASSETS at value                                                     $251,111,741
                                                                        ------------

NET ASSETS consist of:
      Par value                                                         $    17,786
      Paid-in capital in excess of par value                            243,503,906
      Accumulated undistributed net investment income                    15,665,795
      Accumulated net realized losses on investment                      (8,942,301)
      Net unrealized appreciation in value of investment                    866,555
                                                                        ------------
NET ASSETS at value                                                     $251,111,741
                                                                        ------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares authorized)                     17,786,262
                                                                        ------------

NET ASSET VALUE, offering and redemption price per share                     $14.12
                                                                        ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                                          For the
                                                                         Year Ended
                                                                        December 31,
                                                                            1997
                                                                        ------------
INVESTMENT INCOME
    Investment income from Series (Note A)                              $17,774,605
                                                                        ------------
    Expenses:
      Administration fee (Note B)                                         1,010,775
      Shareholder reports                                                    65,750
      Legal fees                                                             15,314
      Trustees' fees and expenses                                            11,404
      Custodian fees                                                         10,000
      Auditing fees                                                           2,377
      Miscellaneous                                                           1,950
      Expenses from Series (Notes A & B)                                    819,643
                                                                        ------------
        Total expenses                                                    1,937,213
      Expenses reduced by custodian fee expense offset arrangement
       (Note B)                                                              (1,135)
                                                                        ------------
        Total net expenses                                                1,936,078
                                                                        ------------
        Net investment income                                            15,838,527
                                                                        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM SERIES (NOTE
  A)
    Net realized gain on investment securities                              362,764
    Net realized loss on financial futures contracts                     (2,024,013)
    Net realized gain on foreign currency transactions                       15,785
    Change in net unrealized appreciation (depreciation) of investment
     securities and financial futures contracts                           2,314,612
                                                                        ------------
        Net gain on investments from Series (Note A)                        669,148
                                                                        ------------
        Net increase in net assets resulting from operations            $16,507,675
                                                                        ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                                                Year Ended
                                                                               December 31,
                                                                            1997          1996
                                                                        --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                                               $ 15,838,527  $ 14,885,903
    Net realized loss on investments from Series (Note A)                 (1,645,464)     (325,078)
    Change in net unrealized appreciation (depreciation) of
     investments from Series (Note A)                                      2,314,612    (4,051,303)
                                                                        --------------------------
    Net increase in net assets resulting from operations                  16,507,675    10,509,522
                                                                        --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                (14,960,978)  (20,590,149)
                                                                        --------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                                             70,296,568    82,039,951
    Proceeds from reinvestment of dividends                               14,960,978    20,590,149
    Payments for shares redeemed                                         (92,593,520)  (74,546,900)
                                                                        --------------------------
    Net increase (decrease) from Trust share transactions                 (7,335,974)   28,083,200
                                                                        --------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                     (5,789,277)   18,002,573
NET ASSETS:
    Beginning of year                                                    256,901,018   238,898,445
                                                                        --------------------------
    End of year                                                         $251,111,741  $256,901,018
                                                                        --------------------------
    Accumulated undistributed net investment income at end of year      $ 15,665,795  $ 14,772,461
                                                                        --------------------------
NUMBER OF TRUST SHARES:
    Sold                                                                   5,085,945     5,921,768
    Issued on reinvestment of dividends                                    1,119,834     1,528,593
    Redeemed                                                              (6,709,733)   (5,404,104)
                                                                        --------------------------
    Net increase (decrease) in shares outstanding                           (503,954)    2,046,257
                                                                        --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust                     December 31, 1997
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Limited Maturity Bond Portfolio (the "Fund") is a separate operating series of Neuberger&Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Limited Maturity Bond Investments, a series of Advisers Managers Trust (the "Series") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1997). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued by Advisers Managers Trust as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Fund and the other series of the Trust are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($6,955,974, $296,579, and $1,871,355 expiring in 2002, 2004, and 2005, respectively, determined as of December 31, 1997), it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

Neuberger&Berman Advisers Management Trust                     December 31, 1997
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the funds of the Trust.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger&Berman Management Incorporated ("N&B Management") as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement the Fund pays N&B Management an administration fee at the annual rate of .40% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   N&B Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses and its pro rata share of its Series' operating expenses (excluding the fees payable to N&B Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by N&B Management upon at least 60 days' prior written notice to the Fund. For the year ended December 31, 1997, no reimbursement to the Fund was required.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/ or directors of N&B Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $1,135.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended December 31, 1997, additions and reductions in the Fund's investment in its Series amounted to $42,581,313 and $66,353,014, respectively.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                                                           Year Ended December 31,
                                          1997(2)   1996(2)   1995(2)    1994    1993    1992    1991    1990        1989   1988(3)
                                          -----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year        $14.05    $14.71    $14.02    $14.66  $14.33  $14.32  $13.62  $13.48      $13.01  $12.14
                                          -----------------------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                    .88       .92       .82       .78     .84    1.03    1.04    1.15        1.12     .92
    Net Gains or Losses on Securities
     (both realized and unrealized)          .02      (.34)      .65      (.80)    .08    (.33)    .43    (.10)(4)     .20    (.05)
                                          -----------------------------------------------------------------------------------------
      Total From Investment Operations       .90       .58      1.47      (.02)    .92     .70    1.47    1.05        1.32     .87
                                          -----------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                (.83)    (1.24)     (.78)     (.55)   (.52)   (.66)   (.77)   (.91)       (.85)     --
    Distributions (from net capital
     gains)                                   --        --        --      (.07)   (.07)   (.03)     --      --          --      --
                                          -----------------------------------------------------------------------------------------
      Total Distributions                   (.83)    (1.24)     (.78)     (.62)   (.59)   (.69)   (.77)   (.91)       (.85)     --
                                          -----------------------------------------------------------------------------------------
Net Asset Value, End of Year              $14.12    $14.05    $14.71    $14.02  $14.66  $14.33  $14.32  $13.62      $13.48  $13.01
                                          -----------------------------------------------------------------------------------------
Total Return(5)                            +6.74%    +4.31%   +10.94%     -.15%  +6.63%  +5.18% +11.34%  +8.32%     +10.77%  +7.17%
                                          -----------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                            $251.1    $256.9    $238.9    $344.8  $343.5  $187.0  $ 83.0  $ 46.0      $ 31.5  $ 25.4
                                          -----------------------------------------------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(6)                           .77%      .78%      .71%       --      --      --      --      --          --      --
                                          -----------------------------------------------------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets                                  .77%      .78%      .71%      .66%    .64%    .64%    .68%    .76%        .88%   1.01%
                                          -----------------------------------------------------------------------------------------
    Ratio of Net Investment Income to
     Average
     Net Assets                             6.27%     6.01%     5.99%     5.42%   5.19%   5.80%   6.61%   7.66%       8.11%   7.15%
                                          -----------------------------------------------------------------------------------------
    Portfolio Turnover Rate(7)                --        --        27%       90%    159%    114%     77%    124%        116%    197%
                                          -----------------------------------------------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust                     December 31, 1997
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
3) On May 2, 1988, the predecessor of the Fund changed its primary investment objective to obtain the highest current income consistent with low risk to principal and liquidity through investments in limited maturity debt securities.
4) The amounts shown at this caption for a share outstanding throughout the year may not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
5) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return figures for all fiscal periods shown.
6) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
7) The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series, and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for periods ending after April 28, 1995, are included in the Financial Highlights of AMT Limited Maturity Bond Investments, which appear elsewhere in this report.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Advisers Management Trust and
Shareholders of Limited Maturity Bond Portfolio

   We have audited the accompanying statement of assets and liabilities of Limited Maturity Bond Portfolio, one of the series comprising Neuberger&Berman Advisers Management Trust (the "Trust"), as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Limited Maturity Bond Portfolio of Neuberger&Berman Advisers Management Trust at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 26, 1998

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1997

--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

Principal                                                                                        Rating(1)         Market
  Amount                                                                                      Moody's    S&P      Value(2)
----------                                                                                    -------  -------  ------------
              U.S. TREASURY SECURITIES (1.0%)
$2,498,731    U.S. Treasury Inflation-Indexed Notes, 3.375%, due 1/15/07  (COST
              $2,497,579)                                                                       TSY      TSY    $  2,433,139
                                                                                                                ------------
              U.S. GOVERNMENT AGENCY SECURITIES (1.6%)
 1,975,000    Freddie Mac, Discount Notes, 4.75%, due 1/2/98                                    AGY      AGY       1,975,000
 2,015,000    Federal Home Loan Bank, Discount Notes, 5.80%, due 1/7/98                         AGY      AGY       2,013,429
                                                                                                                ------------
              TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $3,987,792)                                            3,988,429
                                                                                                                ------------
              MORTGAGE-BACKED SECURITIES (7.2%)
FANNIE MAE
    69,373    Balloon Pass-Through Certificates, 9.00%, due 2/1/98                              AGY      AGY          71,649
   266,697    Balloon Pass-Through Certificates, 8.50%, due 6/1/98-11/1/98                      AGY      AGY         275,365
 6,275,752    Pass-Through Certificates, 7.00%, due 6/1/11                                      AGY      AGY       6,412,626
 4,172,313    Pass-Through Certificates, 7.50%, due 9/1/11                                      AGY      AGY       4,279,082
FREDDIE MAC
   223,195    ARM Certificates, 7.123%, due 3/1/17                                              AGY      AGY         226,683
   153,351    ARM Certificates, 7.00%, due 4/1/17                                               AGY      AGY         155,843
    84,514    Mortgage Participation Certificates, 10.00%, due 4/1/20                           AGY      AGY          90,615
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 6,423,474    Pass-Through Certificates, 7.00%, due 1/15/27                                     AGY      AGY       6,475,568
                                                                                                                ------------
              TOTAL MORTGAGE-BACKED SECURITIES (COST $17,514,909)                                                 17,987,431
                                                                                                                ------------
              ASSET-BACKED SECURITIES (16.4%)
 5,100,000    PNC Student Loan Trust I, Ser. 1997-2, Class A-2, 6.138%, due 1/25/00             Aaa      AAA       5,118,411
 3,580,000    Chase Manhattan Auto Owner Trust, Ser. 1996-C, Class A-3, 5.95%, due
              11/15/00                                                                          Aaa      AAA       3,581,253
 5,604,223    Money Store Auto Grantor Trust, Ser. 1997-2, Class A-1, 6.17%, due 3/20/01        Aaa      AAA       5,613,750
 5,070,000    Ford Credit Auto Loan Master Trust, Auto Loan Certificates, Ser. 1996-1,
              5.50%, due 2/15/03                                                                Aaa      AAA       5,008,805
 2,510,000    Navistar Financial Owner Trust, Ser. 1996-B, Class A-3, 6.33%, due 4/21/03        Aaa      AAA       2,529,728
 4,970,000    World Omni Automobile Lease Securitization Trust, Ser. 1997-A, Class A-3,
              6.85%, due 6/25/03                                                                Aaa      AAA       5,070,891
 3,345,734    Chevy Chase Auto Receivables Trust, Ser. 1996-2, Class A, 5.90%, due
              7/15/03                                                                           Aaa      AAA       3,328,337
 6,500,000    Standard Credit Card Master Trust I, Credit Card Participation
              Certificates, Ser. 1994-4, Class A, 8.25%, due 11/7/03                            Aaa      AAA       6,955,000
 4,004,602    IMC Excess Cashflow Trust, Ser. 1997-A, 7.41%, due 11/26/28                     BBB(3)               4,000,598(4)
                                                                                                                ------------
              TOTAL ASSET-BACKED SECURITIES (COST $41,296,982)                                                    41,206,773
                                                                                                                ------------

Advisers Managers Trust                                        December 31, 1997

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

Principal                                                                                        Rating(1)         Market
  Amount                                                                                      Moody's    S&P      Value(2)
----------                                                                                    -------  -------  ------------
              BANKS & FINANCIAL INSTITUTIONS (24.4%)
$3,800,000    Household Finance Corp., Medium-Term Notes, 6.62%, due 5/28/99                    A2        A     $  3,825,688
 4,760,000    Merrill Lynch & Co., Inc., Medium-Term Notes, Ser. B, 6.28%, due 6/25/99          Aa3      AA-       4,779,659
 4,420,000    Chase Manhattan Bank USA, Senior Global Bank Notes, 5.875%, due 8/4/99            Aa2      A+        4,412,840
 5,020,000    CIT Group Holdings, Inc., Medium-Term Notes, 6.25%, due 10/25/99                  Aa3      A+        5,034,608
 3,690,000    First National Bank of Commerce, Senior Bank Notes, 6.50%, due 1/14/00            A2       A-        3,714,059
 3,700,000    HomeSide Lending, Inc., Notes, 6.875%, due 5/15/00                               Baa2      BBB       3,745,547
 4,730,000    Salomon Smith Barney Holdings Inc., Notes, 7.00%, due 5/15/00                     A2        A        4,822,708
 5,120,000    Comdisco, Inc., Notes, 6.50%, due 6/15/00                                        Baa1     BBB+       5,152,870
 6,050,000    Associates Pass-Through Asset Trust, Ser. 1997-1, 6.45%, due 9/15/00              Aa3      AA-       6,092,169(4)
 4,180,000    Lehman Brothers Holdings Inc., Medium-Term Notes, Ser. E, 6.89%, due
              10/10/00                                                                         Baa1       A        4,239,983
 2,570,000    Lehman Brothers Holdings Inc., Medium-Term Notes, Ser. E, 6.65%, due
              11/8/00                                                                          Baa1       A        2,589,429
 5,200,000    Capital One Bank, Bank Notes, 5.95%, due 2/15/01                                 Baa3     BBB-       5,108,792
   450,000    ABN AMRO Bank N.V., Global Subordinated Notes, 6.625%, due 10/31/01               Aa3       A          454,387
 3,040,000    Riggs National Corp., Subordinated Notes, 8.50%, due 2/1/06                     Ba1(5)   BB-(5)      3,211,000
 3,925,000    Goldman Sachs Group, L.P., Global Notes, 6.75%, due 2/15/06                       A1       A+        3,975,907(4)
                                                                                                                ------------
              TOTAL BANKS & FINANCIAL INSTITUTIONS (COST $60,808,766)                                             61,159,646
                                                                                                                ------------
              CORPORATE DEBT SECURITIES (47.9%)
 4,465,000    NWCG Holdings Corp., Notes, Zero-Coupon, Yielding 7.05%, due 6/15/99              Ba2      BB+       4,018,500
 4,700,000    Williams Holdings of Delaware, Inc., Medium-Term Notes, Ser. A, 6.40%, due
              6/17/99                                                                          Baa2     BBB-       4,715,839
 3,650,000    Chrysler Financial Corp., Medium-Term Notes, Ser. Q, 6.37%, due 6/21/99           A3        A        3,669,454
 2,520,000    Arkla, Inc., Notes, 8.875%, due 7/15/99                                          Baa3      BBB       2,614,727
 4,080,000    Time Warner Pass-Through Asset Trust, Ser. 1997-2, 4.90%, due 7/29/99             Ba1     BBB-       3,994,075(4)
 4,450,000    Norfolk Southern Corp., Notes, 6.70%, due 5/1/00                                 Baa1     BBB+       4,499,707
 3,250,000    Cleveland Electric Illuminating Co., Secured Notes, Ser. B, 7.19%, due
              7/1/00                                                                            Ba1      BB+       3,283,637
 4,760,000    Sears Roebuck Acceptance Corp., Medium-Term Notes, Ser. IV, 6.23%, due
              7/12/00                                                                           A2       A-        4,771,948
 4,290,000    Arvin Industries, Inc., Notes, 10.00%, due 8/1/00                                 Ba1     BBB-       4,643,153
 4,000,000    Ford Motor Credit Co., Medium-Term Notes, 6.84%, due 8/16/00                      A1        A        4,070,080
 5,440,000    MedPartners, Inc., Senior Subordinated Notes, 6.875%, due 9/1/00                  Ba2     BBB-       5,368,029
 1,970,000    Chesapeake Corp., Notes, 10.375%, due 10/1/00                                    Baa3      BBB       2,166,468
 1,610,000    BHP Finance (USA) Limited, Guaranteed Notes, 5.625%, due 11/1/00                  A2        A        1,588,233
 4,760,000    IKON Capital, Inc., Medium-Term Notes, Ser. C, 6.33%, due 12/8/00                 A3       A-        4,762,190

Advisers Managers Trust                                        December 31, 1997

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

Principal                                                                                        Rating(1)         Market
  Amount                                                                                      Moody's    S&P      Value(2)
----------                                                                                    -------  -------  ------------
$1,770,000    Congoleum Corp., Senior Notes, 9.00%, due 2/1/01                                  B1       BB-    $  1,787,700
 7,000,000    General Motors Acceptance Corp., Medium-Term Notes, 8.25%, due 2/8/01             A3       A-        7,393,120
 3,200,000    Revlon Worldwide Corp., Senior Secured Notes, Ser. B, Zero-Coupon,
              Yielding 10.75% & 10.959%, due 3/15/01                                            B3       B-        2,204,000
 1,940,000    Colonial Realty Limited Partnership, Senior Notes, 7.50%, due 7/15/01            Baa3     BBB-       2,003,865
 4,000,000    Tyco International Ltd., Notes, 6.50%, due 11/1/01                               Baa2      A-        4,026,320
 2,800,000    ICI Wilmington Inc., Guaranteed Notes, 7.50%, due 1/15/02                        Baa1      A-        2,927,932
 1,950,000    Fort James Corp., Senior Notes, 6.50%, due 9/15/02                               Baa3     BBB-       1,951,111
   500,000    Core-Mark International Inc., Senior Subordinated Notes, 11.375%, due
              9/15/03                                                                           B3        B          528,750
 4,060,000    Stewart Enterprises, Inc., Notes, 6.70%, due 12/1/03                             Baa3      BBB       4,092,724
   690,000    Loomis Fargo & Co., Senior Subordinated Notes, 10.00%, due 1/15/04                B3       B-          693,450
   155,000    Playtex Products, Inc., Senior Notes, Ser. B, 8.875%, due 7/15/04                 B1       B+          157,325
   370,000    Iridium LLC, Senior Notes, Ser. C, 11.25%, due 7/15/05                            B3       B-          365,375(4)
   160,000    ICN Pharmaceuticals, Inc., Senior Notes, Ser. B, 9.25%, due 8/15/05               B1       BB          169,600
 3,900,000    Bell Cablemedia plc, Senior Step Up Notes, Yielding 8.98%, due 9/15/05           Baa3     BBB+       3,417,375
 3,680,000    Heritage Media Corp., Senior Subordinated Notes, 8.75%, due 2/15/06               B1       BB+       3,937,600
 3,780,000    Mark IV Industries, Inc., Senior Subordinated Notes, 7.75%, due 4/1/06          Ba2(6)   BB+(6)      3,827,250
   795,000    Printpack, Inc., Senior Subordinated Notes, Ser. B, 10.625%, due 8/15/06          B3       B+          844,688
 2,130,000    Time Warner Inc., Notes, 8.11%, due 8/15/06                                       Ba1     BBB-       2,312,733
   395,000    Commonwealth Aluminum Corp., Senior Subordinated Notes, 10.75%, due
              10/1/06                                                                           B2       B-          423,144
    85,000    Evenflo & Spalding Holdings Corp., Senior Subordinated Notes, Ser. B,
              10.375%, due 10/1/06                                                             Caa1      CCC          78,625
 4,330,000    MedPartners, Inc., Senior Notes, 7.375%, due 10/1/06                             Baa3      BBB       4,287,176
   915,000    Motors and Gears, Inc., Senior Notes, Ser. B, 10.75%, due 11/15/06                B3        B          972,187
   175,000    Newport News Shipbuilding Inc., Senior Subordinated Notes, 9.25%, due
              12/1/06                                                                           B1       B+          185,500
   300,000    Safelite Glass Corp., Senior Subordinated Notes, 9.875%, due 12/15/06             B3        B          328,500(4)
   823,000    AMTROL Inc., Senior Subordinated Notes, 10.625%, due 12/31/06                     B3       B-          847,690
 1,175,000    Pen-Tab Industries, Inc., Senior Subordinated Notes, Ser. B, 10.875%, due
              2/1/07                                                                            B3       B-        1,128,000
   875,000    Fonda Group, Inc., Senior Subordinated Notes, Ser. B, 9.50%, due 3/1/07           B3       B-          829,062
 1,070,000    GFSI Inc., Senior Subordinated Notes, 9.625%, due 3/1/07                          B3       B-        1,099,425
   275,000    French Fragrances, Inc., Senior Notes, Ser. B, 10.375%, due 5/15/07               B2       B+          289,437
 2,240,000    Owens-Illinois, Inc., Senior Debentures, 8.10%, due 5/15/07                     Ba1(7)   BB+(7)      2,398,054
    85,000    Hedstrom Corp., Senior Subordinated Notes, 10.00%, due 6/1/07                     B3       B-           85,637

Advisers Managers Trust                                        December 31, 1997

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

Principal                                                                                        Rating(1)         Market
  Amount                                                                                      Moody's    S&P      Value(2)
----------                                                                                    -------  -------  ------------
$  360,000    AmeriServe Food Distribution, Inc., Senior Subordinated Notes, 10.125%,
              due 7/15/07                                                                       B3       B-     $    377,100
   160,000    Safety Components International, Inc., Senior Subordinated Notes, 10.125%,
              due 7/15/07                                                                       B3       B-          165,000
   250,000    United Auto Group, Inc., Senior Subordinated Notes, 11.00%, due 7/15/07           B3       B-          244,375(4)
   770,000    HydroChem Industrial Services, Inc., Senior Subordinated Notes, Ser. B,
              10.375%, due 8/1/07                                                               B3       B-          793,100
 4,320,000    Interpool, Inc., Notes, 7.20%, due 8/1/07                                         Ba1      BBB       4,326,610(4)
   220,000    Insilco Corp., Senior Subordinated Notes, 10.25%, due 8/15/07                     B3       BB          230,175
   460,000    NBTY, Inc., Senior Subordinated Notes, 8.625%, due 9/15/07                        B1       B+          460,000(4)
    85,000    K & F Industries, Inc., Senior Subordinated Notes, 9.25%, due 10/15/07            B3       B-           87,125(4)
 2,030,000    UPM-Kymmene Corp., Notes, 6.875%, due 11/26/07                                   Baa1     BBB+       2,026,874(4)
 1,370,000    Central Maine Power & Co., General and Refunding Mortgage Bonds, Ser. Q,
              7.05%, due 3/1/08                                                                Baa3      BB+       1,346,162
   345,000    KinderCare Learning Centers, Inc., Senior Subordinated Notes, Ser. B,
              9.50%, due 2/15/09                                                                B3       B-          343,275
                                                                                                                ------------
              TOTAL CORPORATE DEBT SECURITIES (COST $119,497,717)                                                120,159,191
                                                                                                                ------------
              TOTAL INVESTMENTS (98.5%) (COST $245,603,745)                                                      246,934,609(8)
              Cash, receivables and other assets, less liabilities (1.5%)                                          3,723,122
                                                                                                                ------------
              TOTAL NET ASSETS (100.0%)                                                                         $250,657,731
                                                                                                                ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1997
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments
1) Credit ratings are unaudited.
2) Investment securities of the Series are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method that the trustees of Advisers Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term investments with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
3) Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.
4) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At December 31, 1997, these securities amounted to $25,901,608 or 10.3% of net assets.
5) Rated BBB- by Thomson Bank Watch, Inc.
6) Rated BBB- by Fitch Investors Services, Inc.
7) Rated BBB- by Duff & Phelps Credit Rating Co.
8) At December 31, 1997, the cost of investments for Federal income tax purposes was $245,603,745. Gross unrealized appreciation of investments was $2,281,417 and gross unrealized depreciation of investments was $950,553, resulting in net unrealized appreciation of $1,330,864, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                                        December 31,
                                                                            1997
                                                                        -------------
ASSETS
      Investments in securities, at market value* (Note A) -- see
       Schedule of Investments                                          $246,934,609
      Cash                                                                     3,880
      Interest receivable                                                  3,901,246
      Deferred organization costs (Note A)                                    37,582
      Receivable for securities sold                                           5,244
      Prepaid expenses and other assets                                        4,932
                                                                        -------------
                                                                         250,887,493
                                                                        -------------
LIABILITIES
      Payable for variation margin (Note A)                                  138,155
      Payable to investment manager (Note B)                                  53,622
      Accrued expenses                                                        37,985
                                                                        -------------
                                                                             229,762
                                                                        -------------
NET ASSETS Applicable to Investors' Beneficial Interests                $250,657,731
                                                                        -------------

NET ASSETS consist of:
      Paid-in capital                                                   $249,791,176
      Net unrealized appreciation in value of investment securities
       and financial futures contracts                                       866,555
                                                                        -------------
NET ASSETS                                                              $250,657,731
                                                                        -------------
*Cost of investments                                                    $245,603,745
                                                                        -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                                          For the
                                                                         Year Ended
                                                                        December 31,
                                                                            1997
                                                                        ------------
INVESTMENT INCOME
    Interest income                                                     $17,774,605
                                                                        ------------
    Expenses:
      Investment management fee (Note B)                                    631,903
      Custodian fees (Note B)                                               128,224
      Amortization of deferred organization and initial offering
       expenses (Note A)                                                     16,119
      Trustees' fees and expenses                                            11,711
      Accounting fees                                                        10,000
      Auditing fees                                                           8,451
      Legal fees                                                              8,261
      Insurance expense                                                       4,757
      Miscellaneous                                                             217
                                                                        ------------
        Total expenses                                                      819,643
      Expenses reduced by custodian fee expense offset arrangement
       (Note B)                                                              (1,135)
                                                                        ------------
        Total net expenses                                                  818,508
                                                                        ------------
        Net investment income                                            16,956,097
                                                                        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investment securities sold                         362,764
    Net realized loss on financial futures contracts (Note A)            (2,024,013)
    Net realized gain on foreign currency transactions (Note A)              15,785
    Change in net unrealized appreciation (depreciation) of investment
     securities and financial futures contracts (Note A)                  2,314,612
                                                                        ------------
        Net gain on investments                                             669,148
                                                                        ------------
        Net increase in net assets resulting from operations            $17,625,245
                                                                        ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                                                Year Ended
                                                                               December 31,
                                                                            1997          1996
                                                                        --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                                               $ 16,956,097  $ 16,012,909
    Net realized loss on investments                                      (1,645,464)     (325,078)
    Change in net unrealized appreciation (depreciation) of
     investments                                                           2,314,612    (4,051,303)
                                                                        --------------------------
    Net increase in net assets resulting from operations                  17,625,245    11,636,528
                                                                        --------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Additions                                                             42,581,313    60,190,555
    Reductions                                                           (66,353,014) (140,645,959)
                                                                        --------------------------
    Net decrease in net assets resulting from transactions in
     investors' beneficial interests                                     (23,771,701)  (80,455,404)
                                                                        --------------------------
NET DECREASE IN NET ASSETS                                                (6,146,456)  (68,818,876)
NET ASSETS:
    Beginning of year                                                    256,804,187   325,623,063
                                                                        --------------------------
    End of year                                                         $250,657,731  $256,804,187
                                                                        --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1997
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Limited Maturity Bond Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of eight separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: The accounting records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) FORWARD FOREIGN CURRENCY CONTRACTS: The Series may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Series. The Series has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Series could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Series is determined using forward foreign currency exchange rates supplied by an independent pricing service.
5) FINANCIAL FUTURES CONTRACTS: The Series may buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time the Series enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Series as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Series recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Advisers Managers Trust                                        December 31, 1997
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

      For Federal income tax purposes, the futures transactions undertaken by the Series may cause the Series to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Series. Also, the Series' losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Series' taxable income.
      At December 31, 1997, open positions in financial futures contracts were as follows:

                                                                     UNREALIZED
                                                                    APPRECIATION
 EXPIRATION                OPEN CONTRACTS               POSITION   (DEPRECIATION)
---------------------------------------------------------------------------------
March 1998     191  U.S. Treasury Notes, 2 Year           Long       $  33,813
March 1998     155  U.S. Treasury Notes, 5 Year          Short        (141,565)
March 1998     450  U.S. Treasury Notes, 10 Year         Short        (356,557)

   At December 31, 1997, the Series had the following securities deposited in a segregated account to cover margin requirements on open financial futures contracts:

PRINCIPAL
 AMOUNT                                                SECURITY
------------------------------------------------------------------------------------------------------------
$1,500,000 Standard Credit Card Master Trust I, Credit Card Participation Certificates, Ser. 1994-4, Class
           A, 8.25%, due 11/7/03
  165,000  Fonda Group, Inc., Senior Subordinated Notes, Ser. B, 9.50%, due 3/1/07

6) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
7) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
8) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At December 31, 1997, the unamortized balance of such expenses amounted to $37,582.
9) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.

Advisers Managers Trust                                        December 31, 1997
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger&Berman Management Incorporated ("N&B Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays N&B Management a fee at the annual rate of .25% of the first $500 million of the Series' average daily net assets, .225% of the next $500 million, .20% of the next $500 million, .175% of the next $500 million, and .15% of average daily net assets in excess of $2 billion.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by N&B Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $1,135.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended December 31, 1997, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) of $210,210,953 and $217,477,904, respectively.
   During the year ended December 31, 1997, the Series entered into various contracts to deliver currencies at specified future dates. There were no open positions in these contracts at December 31, 1997.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                                      Period from
                                                      Year Ended    May 1, 1995(1)
                                                     December 31,   to December 31,
                                                     1997    1996        1995
                                                    -------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                                  .32%    .33%        .32%(3)
                                                    -------------------------------
    Net Expenses                                       .32%    .33%        .32%(3)
                                                    -------------------------------
    Net Investment Income                             6.71%   6.46%       6.34%(3)
                                                    -------------------------------
Portfolio Turnover Rate                                 86%    132%         78%
                                                    -------------------------------
Net Assets, End of Year (in millions)               $250.7  $256.8      $325.6
                                                    -------------------------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Limited Maturity Bond Investments

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AMT Limited Maturity Bond Investments, one of the series comprising Advisers Managers Trust ("Managers Trust"), as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of Managers Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AMT Limited Maturity Bond Investments of Advisers Managers Trust at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 26, 1998